INCOME TAXES (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Federal income tax (benefit) at statutory rates	(34.00%)	(34.00%)
Stock-based compensation	(1.35%)	(0.40%)
Change in valuation allowance	(79.92%)	(16.00%)
True-ups and other adjustments	(47.26%)	(7.62%)
State tax benefit	(0.02%)	(5.98%)